Trade and Other Payables	12 Months Ended
Jun. 30, 2023
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES	9. TRADE AND OTHER PAYABLES Trade and other payables consist of:
	June 30, 2023	June 30, 2022
Trade payable	$1,391,525	$2,087,599
Accrued liabilities	889,028	1,404,670
	$2,280,553	$3,492,269